Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Tabular Disclosure of Pay Versus Performance
The following table sets forth information concerning the comparison of our performance for the years ended December 31, 2023, 2022 and 2021 to the CAP paid to (1) our Chief Executive Officer and Principal Executive Officer, Lloyd Segal, whom we refer to in this section as “PEO,” and (2) our other NEOs, which include (a) for 2023, Steve Forte and Maria Koehler, M.D., Ph.D., (b) for 2022, Dr. Koehler and Michael Zinda, Ph.D., and (b) for 2021, Steve Forte, Dr. Koehler and Dr. Zinda, who we collectively refer to in this section, as applicable, as “Non-PEO NEOs.”

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on Shareholder Return ($) (2)	Net Loss (in thousands) ($) (3)
2023	4,991,804	(1,573,992)	2,010,970	(317,435)	(21.98)	(93,796)
2022	4,021,395	910,352	1,851,269	484,853	(42.89)	(29,047)
2021	3,909,619	(8,953,610)	3,209,335	(1,132,087)	(61.49)	(106,908)

(1)
Compensation actually paid reflects the total compensation reported in the Summary Compensation Table for the applicable year, adjusted to include or exclude the amount shown in the table below for the NEOs. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation
S-K
and in accordance with FASB ASC Topic 718.

	2023		2022		2021
Year	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
Total from Summary Compensation Table	4,991,804	2,010,970	4,021,395	1,851,269	3,909,619	3,209,335
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(4,059,623)	(1,348,330)	(3,108,000)	(1,191,400)	(2,996,250)	(2,564,790)
Increase (Decrease) for the inclusion of Rule 402(v) Equity Values
Change in fair value of equity awards granted during the year that vested during the year	—	—	—	—	—	—
Year-end fair value of equity awards granted during the year that remained unvested as of the last day of the year	2,111,989	700,798	3,438,000	1,312,150	1,848,750	1,582,530
Change in fair value from last day of the prior year to the last day of the year of unvested equity awards	(1,959,858)	(695,698)	(1,737,059)	(731,908)	(7,152,210)	(2,102,727)
Change in fair value of prior year’s equity awards that vested during the year	(2,658,304)	(985,175)	(1,703,984)	(755,258)	(4,563,519)	(1,256,435)
Change in value of prior year’s equity awards that forfeited during the year	—	—	—	—	—	—
Dividends or other earnings on equity awards paid during the year, prior to vesting of equity awards, that are not otherwise reflected in the fair value of such equity award included in any other component of total compensation	—	—	—	—	—	—

Compensation actually paid	(1,573,992)	(317,435)	910,352	484,853	(8,953,610)	(1,132,087)

(2)
Our Total Shareholder Return (“TSR”) for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point (December 31, 2020) on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

(3)	Net loss is as reported in our consolidated financial statements.

Named Executive Officers, Footnote	our other NEOs, which include (a) for 2023, Steve Forte and Maria Koehler, M.D., Ph.D., (b) for 2022, Dr. Koehler and Michael Zinda, Ph.D., and (b) for 2021, Steve Forte, Dr. Koehler and Dr. Zinda, who we collectively refer to in this section, as applicable, as “Non-PEO NEOs.”

PEO Total Compensation Amount	$ 4,991,804	$ 4,021,395	$ 3,909,619
PEO Actually Paid Compensation Amount	$ (1,573,992)	910,352	(8,953,610)
Adjustment To PEO Compensation, Footnote

	2023		2022		2021
Year	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
Total from Summary Compensation Table	4,991,804	2,010,970	4,021,395	1,851,269	3,909,619	3,209,335
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(4,059,623)	(1,348,330)	(3,108,000)	(1,191,400)	(2,996,250)	(2,564,790)
Increase (Decrease) for the inclusion of Rule 402(v) Equity Values
Change in fair value of equity awards granted during the year that vested during the year	—	—	—	—	—	—
Year-end fair value of equity awards granted during the year that remained unvested as of the last day of the year	2,111,989	700,798	3,438,000	1,312,150	1,848,750	1,582,530
Change in fair value from last day of the prior year to the last day of the year of unvested equity awards	(1,959,858)	(695,698)	(1,737,059)	(731,908)	(7,152,210)	(2,102,727)
Change in fair value of prior year’s equity awards that vested during the year	(2,658,304)	(985,175)	(1,703,984)	(755,258)	(4,563,519)	(1,256,435)
Change in value of prior year’s equity awards that forfeited during the year	—	—	—	—	—	—
Dividends or other earnings on equity awards paid during the year, prior to vesting of equity awards, that are not otherwise reflected in the fair value of such equity award included in any other component of total compensation	—	—	—	—	—	—

Compensation actually paid	(1,573,992)	(317,435)	910,352	484,853	(8,953,610)	(1,132,087)

Non-PEO NEO Average Total Compensation Amount	$ 2,010,970	1,851,269	3,209,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ (317,435)	484,853	(1,132,087)
Adjustment to Non-PEO NEO Compensation Footnote

	2023		2022		2021
Year	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)
Total from Summary Compensation Table	4,991,804	2,010,970	4,021,395	1,851,269	3,909,619	3,209,335
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	(4,059,623)	(1,348,330)	(3,108,000)	(1,191,400)	(2,996,250)	(2,564,790)
Increase (Decrease) for the inclusion of Rule 402(v) Equity Values
Change in fair value of equity awards granted during the year that vested during the year	—	—	—	—	—	—
Year-end fair value of equity awards granted during the year that remained unvested as of the last day of the year	2,111,989	700,798	3,438,000	1,312,150	1,848,750	1,582,530
Change in fair value from last day of the prior year to the last day of the year of unvested equity awards	(1,959,858)	(695,698)	(1,737,059)	(731,908)	(7,152,210)	(2,102,727)
Change in fair value of prior year’s equity awards that vested during the year	(2,658,304)	(985,175)	(1,703,984)	(755,258)	(4,563,519)	(1,256,435)
Change in value of prior year’s equity awards that forfeited during the year	—	—	—	—	—	—
Dividends or other earnings on equity awards paid during the year, prior to vesting of equity awards, that are not otherwise reflected in the fair value of such equity award included in any other component of total compensation	—	—	—	—	—	—

Compensation actually paid	(1,573,992)	(317,435)	910,352	484,853	(8,953,610)	(1,132,087)

Compensation Actually Paid vs. Total Shareholder Return
The chart below shows the relationship between the CAP to our PEO and the average CAP to our
Non-PEO
NEOs, on the one hand, to our cumulative TSR over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our
Non-PEO
NEOs, on the one hand, to our net loss over the three years presented in the chart, on the other. We do not use net loss or other profitability measures as a performance metric in annual and long-term incentive plans.

Total Shareholder Return Amount	$ (21.98)	(42.89)	(61.49)
Net Income (Loss)	$ (93,796,000)	(29,047,000)	(106,908,000)
PEO Name	Lloyd Segal
PEO | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns Of The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,059,623)	(3,108,000)	(2,996,250)
PEO | Change In Fair Value Of Equity Awards Granted During The Year That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | YearEnd Fair Value Of Equity Awards Granted During The Year That Remained Unvested As Of The Last Day Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,111,989	3,438,000	1,848,750
PEO | Change In Fair Value From Last Day Of The Prior Year To The Last Day Of The Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,959,858)	(1,737,059)	(7,152,210)
PEO | Change In Fair Value Of Prior Years Equity Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,658,304)	(1,703,984)	(4,563,519)
PEO | Change In Value Of Prior Years Equity Awards That Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends Or Other Earnings On Equity Awards Paid During The Year, Prior To Vesting Of Equity Awards, That Are Not Otherwise Reflected In The Fair Value Of Such Equity Award Included In Any Other Component Of Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns Of The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,348,330)	(1,191,400)	(2,564,790)
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted During The Year That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | YearEnd Fair Value Of Equity Awards Granted During The Year That Remained Unvested As Of The Last Day Of The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	700,798	1,312,150	1,582,530
Non-PEO NEO | Change In Fair Value From Last Day Of The Prior Year To The Last Day Of The Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(695,698)	(731,908)	(2,102,727)
Non-PEO NEO | Change In Fair Value Of Prior Years Equity Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(985,175)	(755,258)	(1,256,435)
Non-PEO NEO | Change In Value Of Prior Years Equity Awards That Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends Or Other Earnings On Equity Awards Paid During The Year, Prior To Vesting Of Equity Awards, That Are Not Otherwise Reflected In The Fair Value Of Such Equity Award Included In Any Other Component Of Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0